As Filed with the U.S. Securities and Exchange Commission on January 15, 2016
1933 Act File No. 033-19589
1940 Act File No. 811-05447

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 76 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 78 ☒
(Check appropriate box or boxes.)
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American Century Quantitative Equity Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: February 16, 2016

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 16, 2016 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 76 is being filed for the sole purpose of designating a new effective date, February 16, 2016, for the Registrant's Post-Effective Amendment No. 72 previously filed on September 25, 2015 pursuant to Rule 485(a), and Post-Effective Amendment No. 75 previously filed on December 17, 2015 pursuant to Rule 485(b)(1)(iii).

This Post-Effective Amendment No. 76 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 72.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 15th day of January, 2016.

American Century Quantitative Equity Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	January 15, 2016

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	January 15, 2016

* _________________________________ Tanya S. Beder	Director	January 15, 2016

* _________________________________ Jeremy I. Bulow	Director	January 15, 2016

* _________________________________ Ronald J. Gilson	Chairman of the Board and Director	January 15, 2016

* _________________________________ Frederick L.A. Grauer	Director	January 15, 2016

* _________________________________ Peter F. Pervere	Director	January 15, 2016

* _________________________________ John B. Shoven	Director	January 15, 2016

*By:	/s/ Kathleen Gunja Nelson
Kathleen Gunja Nelson
Attorney in Fact
(pursuant to Power of Attorney
dated June 16, 2015)